Intangible Assets Other Than Goodwill - Favorable lease terms (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Favorable lease term - Net Book Value	$ 0
Amortization - Accumulated Amortization	0	$ (3,957)	$ (255)
Favorable lease term - Net Book Value	0	0
Above Market Leases [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Favorable lease term - Cost	0	36,900	0
Favorable lease term - Accumulated Amortization	0	(255)	0
Favorable lease term - Net Book Value	0	36,645	0
Amortization - Cost		0	36,900
Amortization - Accumulated Amortization		(3,957)	(255)
Amortization - Net Book Value		(3,957)	36,645
Impairment - Cost		(36,900)
Impairment - Accumulated Amortization		4,212
Impairment - Net Book Value		(32,688)
Favorable lease term - Cost	0	0	36,900
Favorable lease term - Accumulated Amortization	0	0	(255)
Favorable lease term - Net Book Value	$ 0	$ 0	$ 36,645